Income Tax - Summary of Reconciliation of Tax Expense (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Earnings before income taxes	$ (79,733)	$ 38,102
Canadian statutory rate	23.40%	23.80%
Expected income tax provision	$ (18,658)	$ 9,068
Change in unrecognized deferred tax asset	27,664	44,704
Impairment of goodwill	11,232	0
Exchange rate effects on tax basis	(2,223)	(2,269)
Earnings taxed in foreign jurisdictions	543	2,313
Revaluation of Canadian deferred tax assets due to change in statutory rate	0	(660)
Withholding tax on dividends received from foreign subsidiaries	0	2,763
Amounts not deductible (taxable) for tax purposes	4,373	811
Impact of accounting for associates and joint ventures	(1,104)	(160)
Other	(617)	(13)
Income tax expense from continuing operations	$ 21,210	$ 56,557